STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Details of Dividend Payments
The following table provides details of dividend payments, excluding dividend equivalent rights, in 2012, 2013, and 2014 under our Board approved quarterly cash dividend policy:

Payment Date	Amount per Share	Total Amount
		(in millions)
2012	$1.02	$165
2013	$1.06	$167
2014	$1.10	$170